OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Government authorities	$ 19,367	$ 20,184
Interest receivable	3,630	4,019
Prepaid expenses	11,919	8,575
Other	4,933	4,848
Total other accounts receivable and prepaid expenses	$ 39,849	$ 37,626